Related Party Transactions and Balances (Details) - Schedule of due from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Due from related parties		$ 392,074
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Due from related parties		56,616
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Due from related parties		301,113
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Due from related parties		$ 34,345